accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2020
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23   accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2020	2019
Accrued liabilities	$1,102	$1,091
Payroll and other employee-related liabilities	482	422
Restricted share units liability	95	77
	1,679	1,590
Trade accounts payable	834	892
Interest payable	170	160
Other	190	107
	$2,873	$2,749